Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 4,498	$ 4,548
Advance to employees	696	615
Interest receivable	14,411	530
Receivable from a broker for exercise of employee stock options	807	2,718
Deposit for non-current assets (Note 9)	8,037
Others	2,656	524
Prepayments and other current assets	31,758	9,226
Rental Income
Prepaid And Other Current Assets [Line Items]
Rental and other deposits	$ 653	$ 291